Initial Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Initial Public Offering [Abstract]
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

On May 2, 2022, the Company consummated its Initial Public Offering of 7,875,000 Units, including 375,000 Units that were issued pursuant to the underwriters’ partial exercise of their over-allotment option. The Units were sold at a price of $10.00 per Unit, generating gross proceeds to the Company of $78,750,000.

Each unit consists of one Class A ordinary share, one-half of one redeemable warrant and one right. Each whole warrant entitles the holder thereof to purchase one ordinary share for $11.50 per share, subject to certain adjustments. Each right entitles the holder to receive one-tenth of one ordinary share upon consummation of the Company’s initial Business Combination (See Note 7 — Shareholders’ Equity, Class A Ordinary Shares).

All of the 7,875,000 Public Shares sold as part of the Units in the Initial Public Offering contain a redemption feature which allows for the redemption of such Public Shares if there is a stockholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s amended and restated certificate of incorporation, or in connection with the Company’s liquidation. In accordance with the SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity.

As of June 30, 2024 and December 31, 2023, the Class A ordinary shares reflected on the consolidated balance sheet are reconciled in the following table.

	As of June 30, 2024	As of December 31, 2023
Gross proceeds	$78,750,000	$78,750,000
Less:
Proceeds allocated to public warrants and public rights	(6,898,500)	(6,898,500)
Offering costs of public shares	(4,647,702)	(4,647,702)
Redemption of shares	(56,537,577)	(55,265,334)
Plus:
Accretion of carrying value to redemption value	16,710,560	15,969,750
Monthly extension fees	1,000,000	600,000
Ordinary shares subject to possible redemption	$28,376,781	$28,508,214

NOTE 3.    INITIAL PUBLIC OFFERING

On May 2, 2022, the Company consummated its Initial Public Offering of 7,875,000 Units, including 375,000 Units that were issued pursuant to the underwriters’ partial exercise of their over-allotment option. The Units were sold at a price of $10.00 per Unit, generating gross proceeds to the Company of $78,750,000.

Each unit consists of one Class A ordinary share, one-half of one redeemable warrant and one right. Each whole warrant entitles the holder thereof to purchase one ordinary share for $11.50 per share, subject to certain adjustment. Each right entitles the holder to receive one-tenth of one ordinary share upon consummation of the Company’s initial Business Combination (see Note 7).

All of the 7,875,000 Public Shares sold as part of the Units in the Initial Public Offering contain a redemption feature which allows for the redemption of such Public Shares if there is a shareholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s amended and restated certificate of incorporation, or in connection with the Company’s liquidation. In accordance with the SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity.

As of December 31, 2023 and 2022, the Class A ordinary shares reflected on the balance sheet are reconciled in the following table.

	As of December 31, 2023	As of December 31, 2022
Gross proceeds	$78,750,000	$78,750,000
Less:
Proceeds allocated to public warrants and public rights	(6,898,500)	(6,898,500)
Offering costs of public shares	(4,647,702)	(4,647,702)
Redemption of shares	(55,265,334)	—
Plus:
Accretion of carrying value to redemption value	15,969,750	13,835,304
Monthly extension fees	600,000	—
Ordinary shares subject to possible redemption	$28,508,214	$81,039,102